EMPLOYEE BENEFITS (Details Parenthetical)	Dec. 31, 2018
Discount rate [member]
Basis points of reasonably possible increase in actuarial assumption	100
Basis points of reasonably possible decrease in actuarial assumption	100
Wage growth rates [member]
Basis points of reasonably possible increase in actuarial assumption	100
Basis points of reasonably possible decrease in actuarial assumption	100